Accruals and Other Payables	6 Months Ended
May 31, 2026
Payables and Accruals [Abstract]
ACCRUALS AND OTHER PAYABLES
9.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Accrued staff salaries and reimbursements	346,360	572,396	73,041
Accrued professional fee	494,193	494,193	63,062
Trade creditors	59,200	59,200	7,555
Other payable	-	500,000	63,803
Total	899,753	1,625,789	207,461

The increase in other payables was primarily due to the recognition of other payable of HK$500,000 in connection with the acquisition of United Planning Company Limited. The amount was an existing liability recorded in the books of United Planning Company Limited prior to the acquisition and was recognized by the Group as part of the liabilities acquired upon acquisition.